Digital assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital assets [abstract]
Schedule of changes in digital assets balance
	January 1, 2025 Balance	Additions	Dispositions	Unrealized (loss) gain	December 31, 2025 Balance
	$	$	$	$	$
Bitcoin	356,877	2,827,102	(647,000)	(249,368)	2,287,611
Dogecoin	154,314	200,000	(401,000)	46,686	—
Solana	350,039	2,052,166	(661,503)	(404,195)	1,336,507
ETH	—	132,093	(47,000)	(30,344)	54,749
XRP	—	150,000	(150,000)	—	—
SUI	—	50,000	—	(27,317)	22,683
LINK	—	221,215	—	(107,325)	113,890
	861,230	5,632,576	(1,906,503)	(771,863)	3,815,440

	January 1, 2024 Balance	Unrealized loss	December 31, 2024, Balance
	$	$	$
Bitcoin	401,000	(44,123)	356,877
Dogecoin	201,000	(46,686)	154,314
Solana	401,000	(50,961)	350,039
	1,003,000	(141,770)	861,230

Schedule of fair value hierarchy
	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	3,815,440	—
	Level 1	Level 2	Level 3
Digital assets, at fair value	Quoted market price	Valuation technique - observable market inputs	Valuation technique - unobservable market inputs
	$	$	$
Digital coins	—	861,230	—